Background and Nature of Operations	3 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Nature of Operations	Background and Nature of Operations
Revelyst, Inc. (the “Company”, “Revelyst”) was incorporated in Delaware on August 16, 2022. The Company was formed for the purpose of effecting a separation from Vista Outdoor and is currently a wholly owned subsidiary of Vista Outdoor. On October 15, 2023, Vista Outdoor Inc. (“Vista Outdoor”) entered into a definitive agreement (the “Merger Agreement”) to sell The Kinetic Group business (formerly the Sporting Products business) to CZECHOSLOVAK GROUP a.s. (“CSG”), (the “Sporting Products Sale”). Pursuant to a Separation Agreement entered into between Vista Outdoor and Revelyst, Inc. simultaneously with the entry into the Merger Agreement, Vista Outdoor will separate its Revelyst Outdoor Performance, Revelyst Adventure Sports and Revelyst Precision Sports Technology segments (together, the “Revelyst Business”, formerly the Outdoor Products business) from The Kinetic Group business by transferring the assets and liabilities of the Revelyst Business to Revelyst and CSG will merge one of its subsidiaries with Vista Outdoor (holding only The Kinetic Group Business), with each share of common stock, par value $0.01 per share, of Vista Outdoor (“Vista Outdoor Common Stock”) outstanding as of immediately prior to the closing of such transaction (other than shares held by Vista Outdoor, its subsidiaries or CSG, which will be canceled, and shares subject to appraisal demands in connection with the Sporting Products Sale) being converted into the right to receive (a) one fully paid and non-assessable share of common stock of Revelyst (“Revelyst Common Stock”) and (b) $12.90 in cash (the “Cash Consideration”).
On May 27, 2024, the parties entered into the first amendment to the Sporting Products Sale (the “First Amendment”). The First Amendment:
1.increased the base purchase price from $1,910,000 to $1,960,000;
2.increased the Cash Consideration from $12.90 to $16.00 in cash per share of Vista Outdoor Common Stock; and
3.provided that certain Vista Outdoor restricted stock units held by Vista Outdoor employees will be converted into restricted cash awards, subject to the same terms and conditions as the corresponding Vista Outdoor restricted stock units , including vesting terms, to the extent necessary to address adverse tax consequences to such employees and Vista Outdoor under Sections 280G and 4999 of the Internal Revenue Code of 1986, as amended from time to time.
On June 23, 2024, the parties entered into the second amendment to the Merger Agreement (the “Second Amendment”). The Second Amendment:
1.increased the base purchase price from $1,960,000 to $2,000,000; and
2.increased the Cash Consideration from $16.00 to $18.00 in cash per share of Vista Outdoor Common Stock.
The Sporting Products Sale is expected to close in calendar year 2024, subject to approval of Vista Outdoor’s stockholders and other customary closing conditions. There can be no assurance regarding the ultimate timing of the proposed transaction or that the Sporting Products Sale will be completed.
Effective October 5, 2023, we filed a Certificate of Amendment of Certification of Incorporation with the Secretary of State of the State of Delaware to change our corporate name from Outdoor Products Spinco Inc. to Revelyst, Inc. Our board of directors approved the name change on the effective date.
Background and Nature of Operations
Revelyst, Inc. (the “Company”, “Revelyst”) was incorporated in Delaware on August 16, 2022. The Company was formed for the purpose of effecting a separation from Vista Outdoor and is currently a wholly owned subsidiary of Vista Outdoor. On October 15, 2023, Vista Outdoor Inc. (“Vista Outdoor”) entered into a definitive agreement (the “Merger Agreement”) to sell The Kinetic Group business (formerly the Sporting Products business) to CZECHOSLOVAK GROUP a.s. (“CSG”), (the “Sporting Products Sale”). Pursuant to a Separation Agreement entered into between Vista Outdoor and Revelyst, Inc. simultaneously with the entry into the Merger Agreement, Vista Outdoor will separate its Revelyst Outdoor Performance, Revelyst Adventure Sports and Revelyst Precision Sports Technology segments (together, the “Revelyst Business”, formerly the Outdoor Products business) from The Kinetic Group business by transferring the assets and liabilities of the Revelyst Business to Revelyst and CSG will merge one of its subsidiaries with Vista Outdoor (holding only The Kinetic Group Business), with each share of common stock, par value $0.01 per share, of Vista Outdoor (“Vista Outdoor Common Stock”) outstanding as of immediately prior to the closing of such transaction (other than shares held by Vista Outdoor, its subsidiaries or CSG, which will be canceled, and shares subject to appraisal demands in connection with the Sporting Products Sale) being converted into the right to receive (a) one fully paid and non-assessable share of common stock of Revelyst (“Revelyst Common Stock”) and (b) $12.90 in cash (the “Cash Consideration”).
On May 27, 2024, the parties entered into the first amendment to the Merger Agreement (the “First Amendment”). The First Amendment:
1.increases the base purchase price from $1,910,000 to $1,960,000;
2.increases the Cash Consideration from $12.90 to $16.00 in cash per share of Vista Outdoor Common Stock; and
3.provided that certain Vista Outdoor restricted stock units held by Vista Outdoor employees will be converted into restricted cash awards, subject to the same terms and conditions as the corresponding Vista Outdoor restricted stock units , including vesting terms, to the extent necessary to address adverse tax consequences to such employees and Vista Outdoor under Sections 280G and 4999 of the Internal Revenue Code of 1986, as amended from time to time.
On June 23, 2024, the parties entered into the second amendment to the Merger Agreement (the “Second Amendment”). The Second Amendment:
1.increased the base purchase price from $1,960,000 to $2,000,000; and
2.increased the Cash Consideration from $16.00 to $18.00 in cash per share of Vista Outdoor Common Stock.
On July 7, 2024, the Parties entered into the third amendment to the Merger Agreement (the “Third Amendment”). The Third Amendment:
1.increased the base purchase price from $2,000,000 to $2,100,000; and
2.increased the Cash Consideration from $18.00 to $21.00 in cash per share of Vista Outdoor Common Stock.
On July 21, 2024, the Parties entered into the fourth amendment to the Merger Agreement (the “Fourth Amendment”). The Fourth Amendment:
1.increased the base purchase price from $2,100,000 to $2,150,000; and
2.increased the Cash Consideration from $21.00 to $24.00 in cash per share of Vista Outdoor Common Stock.
The Sporting Products Sale is subject to approval of Vista Outdoor’s stockholders and other customary closing conditions. There can be no assurance regarding the ultimate timing of the proposed transaction or that the Sporting Products Sale will be completed.
Announcement Review of Strategic Alternatives
On July 30, 2024, Vista Outdoor announced their Board of Directors (the “Board”) decided to commence a review of strategic alternatives which includes: (i) the exploration of a full range of alternatives for Revelyst, including a potential sale of Revelyst, (ii) engagement with MNC Capital and its private equity partner with respect to its proposal to acquire Vista Outdoor in an all-cash transaction for $42.00 per share of Vista Outdoor Common Stock, and (iii) continued consideration of the separation of Revelyst and The Kinetic Group through a spin-off. CSG is also considering an acquisition of Revelyst with potential partners (in addition to its proposed acquisition of The Kinetic Group).
There can be no assurance regarding the ultimate timing of the strategic alternatives review process and there can be no assurance that this process will result in Vista Outdoor pursuing any transaction or other strategic alternative.
Vista Outdoor remains bound by the terms of the Merger Agreement with CSG and their Board continues to recommend Vista Outdoor stockholders vote in favor of the proposal to adopt the Merger Agreement with CSG.